Expense Example - Transamerica PIMCO Total Return VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	68	214	373	835	94	293	509	1,131